LITMAN GREGORY FUNDS TRUST

(the “Trust”)

iMGP Equity Fund (formerly, PartnerSelect Equity Fund)

iMGP International Fund (formerly, PartnerSelect International Fund)

iMGP Oldfield International Value Fund (formerly, PartnerSelect Oldfield International Value Fund)

(each, a “Fund,” collectively, the “Funds”)

Supplement dated March 11, 2022 to the currently effective

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) of the Funds

Notice to Existing and Prospective Shareholders:

Effective March 18, 2022, Rajat Jain will no longer serve as a Co-Portfolio Manager of the iMGP Equity Fund, the iMGP International Fund and the iMGP Oldfield International Value Fund and as an Assistant Secretary of the Trust. Kiko Vallarta, VP - Portfolio Management, replaced Mr. Jain as a Co-Portfolio Manager of the iMGP International Fund and the iMGP Oldfield International Value Fund and as an Assistant Secretary of the Trust. Mr. Vallarta joined iM Global Partner Fund Management, LLC’s research team in 2012 and is responsible for manager selection and oversight, asset class research and analytical support across iM Global’s asset management capabilities. Prior to joining iM Global, Mr. Vallarta was an associate at a San Diego-based registered investment adviser, providing investment analysis and client support to their team of investment advisors. Jeremy DeGroot and Jack Chee will remain Co-Portfolio Managers of the iMGP Equity Fund. Effective March 18, 2022, all references to Mr. Jain with respect to the Funds are hereby removed from the Prospectuses and SAI.

The following information is added to the table in the section entitled “Additional Portfolio Manager Information - Other Accounts Managed by Portfolio Managers” on page 53 of the SAI dated April 30, 2021:

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
International Fund	0	$0	0	$0	0	$0
Oldfield International Value Fund	0	$0	0	$0	0	$0
Kiko Vallarta* (iM Global)

*Information is as of February 22, 2022.

The following information is added to the table in the section entitled “Additional Portfolio Manager Information - Portfolio Manager Securities Ownership” on page 90 of the SAI dated April 30, 2021:

Portfolio Manager/ Fund(s) Managed	Dollar Range of Securities Owned
Kiko Vallarta* International Fund	C

Oldfield International Value Fund	C

*Information is as of February 22, 2022.

Key of Dollar Ranges for Table: A - None; B - $1 to $10,000; C - $10,001 to $50,000; D - $50,001 to $100,000; E - $100,001 - $500,000; F - $500,001 - $1,000,000; G - Over $1,000,000.

Please keep this Supplement with your Prospectuses and Statement of Additional Information.